Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (96.9%)
AL Rajhi Bank (Banks)	30,369	$591,152
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	100,080	3,194,391
Banco BTG Pactual SA (Capital Markets)	27,900	483,124
CD Projekt SA* (Entertainment)	4,292	351,845
China Petroleum & Chemical Corp. (Oil, Gas & Consumable Fuels)	2,580,000	1,228,377
Cipla Ltd. (Pharmaceuticals)	57,660	652,750
Clicks Group Ltd. (Food & Staples Retailing)	18,100	297,735
Credicorp Ltd. (Banks)	2,950	443,474
Dalmia Bharat Ltd. (Construction Materials)	73,775	1,167,931
Detsky Mir PJSC (Specialty Retail)	241,854	456,500
FirstRand Ltd. (Diversified Financial Services)	118,395	371,250
Geely Automobile Holdings Ltd. (Automobiles)	230,000	834,987
Grupo Financiero Banorte Sab de CV* (Banks)	95,700	476,795
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	31,500	400,050
HDFC Bank Ltd.* (Banks)	36,622	698,004
Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	230,692	688,393
Hyundai Motor Co. (Automobiles)	5,878	1,192,481
ICICI Bank Ltd.* (Banks)	348,815	2,580,120
Industrial & Commerical Bank of China Ltd., H Shares (Banks)	2,298,000	1,472,083
Infosys Ltd. (IT Services)	75,385	1,274,718
JD.com, Inc., Class A* (Internet & Direct Marketing Retail)	19,550	870,678
Kuaishou Technology* (Media)	100	1,483
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	1,750,541	1,000,846
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	121,500	765,062
Lojas Renner SA (Multiline Retail)	67,700	516,352
LONGi Green Energy Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	56,400	930,047
Mando Corp.* (Auto Components)	11,766	722,548
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	61,000	1,912,150
Meituan, Class B* (Internet & Direct Marketing Retail)	22,200	1,012,618
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	419	745,615
Minth Group Ltd. (Auto Components)	144,000	657,191
Mr. Price Group Ltd. (Specialty Retail)	29,131	333,349
Narayana Hrudayalaya Ltd. (Health Care Providers & Services)	149,516	913,225
NAVER Corp. (Interactive Media & Services)	2,765	848,296
Network International Holdings PLC* (IT Services)	68,400	321,583
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	2,292	383,910
New Oriental Education & Technology Group, Inc.* (Diversified Consumer Services)	2,560	427,932
Novatek PJSC GDR (Oil, Gas & Consumable Fuels)	2,750	460,900
Phu Nhuan Jewelry JSC (Textiles, Apparel & Luxury Goods)	225,970	813,205
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	122,500	1,444,877
POSCO (Metals & Mining)	3,842	846,505
Prosus NV (Internet & Direct Marketing Retail)	9,421	1,095,361
PT Bank Rakyat Indonesia Persero TBK (Banks)	3,114,800	930,967
PT United Tractors TBK (Oil, Gas & Consumable Fuels)	439,700	713,874
Raia Drogasil SA (Food & Staples Retailing)	106,800	486,165
Rede D'Or Sao Luiz SA (Health Care Providers & Services)	31,000	370,073
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	49,283	1,244,285
Rumo SA* (Road & Rail)	200,317	739,012
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	49,260	3,597,018
Samsung Electronics Co. Ltd. Pref (Technology Hardware, Storage & Peripherals)	18,616	1,213,393
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,081	704,730
Sany Heavy Industry Co. Ltd., Class A (Machinery)	130,900	821,899
Sberbank of Russia PJSC ADR (Banks)	39,630	545,309
SBI Life Insurance Co. Ltd.* (Insurance)	55,290	655,136
Security Bank Corp. (Banks)	241,860	653,499
Shinhan Financial Group Co. Ltd. (Banks)	54,343	1,489,815
Standard Chartered PLC (Banks)	253,350	1,580,417
Suzano SA* (Paper & Forest Products)	51,900	587,694
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	65,000	1,371,964
Techtronic Industries Co. Ltd. (Household Durables)	76,500	1,147,066
Tencent Holdings Ltd. (Interactive Media & Services)	39,100	3,423,045
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	23,051	448,761
Tongwei Co. Ltd., Class A (Food Products)	154,969	1,092,337
Vietnam Technological & Commercial Joint Stock Bank* (Banks)	803,880	1,116,112
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	249,200	709,794
Yandex NV Russia, Class A* (Interactive Media & Services)	1,500	93,960
Yandex NV US, Class A* (Interactive Media & Services)	8,680	543,715
TOTAL COMMON STOCKS
(Cost $50,082,374)		62,159,933
TOTAL INVESTMENTS
(Cost $50,082,374) — 96.9%		62,159,933
Other Net Assets (Liabilities) — 3.1%		1,973,100
NET ASSETS — 100.0%		$64,133,033

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2021 (Unaudited)

The Emerging Markets Fund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Auto Components	$1,379,739	2.1%
Automobiles	2,027,468	3.2%
Banks	12,977,797	20.2%
Capital Markets	483,124	0.8%
Construction Materials	1,167,931	1.8%
Diversified Consumer Services	811,842	1.3%
Diversified Financial Services	371,250	0.6%
Electronic Equipment, Instruments & Components	704,730	1.1%
Entertainment	351,845	0.5%
Food & Staples Retailing	1,493,694	2.5%
Food Products	1,092,337	1.7%
Health Care Providers & Services	1,283,298	2.0%
Hotels, Restaurants & Leisure	1,000,846	1.6%
Household Durables	1,147,066	1.8%
Insurance	2,100,013	3.3%
Interactive Media & Services	4,909,016	7.5%
Internet & Direct Marketing Retail	6,918,663	10.7%
IT Services	1,596,301	2.5%
Machinery	821,899	1.3%
Media	1,483	0.0%
Metals & Mining	846,505	1.3%
Multiline Retail	516,352	0.8%
Oil, Gas & Consumable Fuels	4,335,829	6.7%
Paper & Forest Products	587,694	0.9%
Pharmaceuticals	652,750	1.0%
Road & Rail	739,012	1.1%
Semiconductors & Semiconductor Equipment	4,214,161	6.6%
Specialty Retail	789,849	1.2%
Technology Hardware, Storage & Peripherals	4,810,411	7.6%
Textiles, Apparel & Luxury Goods	2,027,028	3.2%
Other Net Assets	1,973,100	3.1%
Total	$64,133,033	100.0%

The Emerging Markets Fund invested in securities with exposure to the following countries as of January 31, 2021:

	Value	% of Net Assets
Argentina	$745,615	1.2%
Brazil	3,182,420	5.0%
China	18,560,917	28.8%
Hong Kong	2,727,483	4.3%
India	11,324,169	17.6%
Indonesia	1,644,841	2.6%
Kazakstan	400,050	0.6%
Mexico	1,186,589	1.9%
Netherlands	1,095,361	1.7%
Peru	443,474	0.7%
Philippines	653,499	1.0%
Poland	351,845	0.5%
Russia	2,100,384	3.3%
Saudi Arabia	591,152	0.9%
South Africa	1,002,334	1.6%
South Korea	10,614,786	16.6%
Taiwan	3,284,114	5.1%
United Arab Emirates	321,583	0.5%
Vietnam	1,929,317	3.0%
Other Net Assets	1,973,100	3.1%
Total	$64,133,033	100.0%

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (96.7%)
AL Rajhi Bank (Banks)	689,261	$13,416,899
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	647,800	20,676,723
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	438,174	15,383,088
Asian Paints Ltd. (Chemicals)	511,701	16,917,901
Ayala Land, Inc. (Real Estate Management & Development)	15,874,905	12,448,705
Banco BTG Pactual SA (Capital Markets)	692,400	11,989,786
Britannia Industries Ltd. (Food Products)	344,327	16,498,327
CD Projekt SA* (Entertainment)	101,900	8,353,446
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	898,502	40,802,533
China Merchants Bank Co. Ltd. (Banks)	4,462,500	34,460,308
Clicks Group Ltd. (Food & Staples Retailing)	421,000	6,925,213
CP All Public Co. Ltd. (Food & Staples Retailing)	6,244,200	11,921,995
Credicorp Ltd. (Banks)	72,348	10,876,075
Detsky Mir PJSC (Specialty Retail)	5,848,968	11,039,946
FirstRand Ltd. (Diversified Financial Services)	2,799,909	8,779,632
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	272,175	8,281,196
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	3,609,000	28,034,196
Geely Automobile Holdings Ltd. (Automobiles)	8,826,000	32,041,731
Grupo Financiero Banorte Sab de CV* (Banks)	2,506,800	12,489,351
Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)	2,353,000	19,833,426
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	733,124	9,310,675
HDFC Bank Ltd.* (Banks)	2,392,372	45,597,878
Hindustan Unilever Ltd. (Household Products)	1,259,181	39,011,938
Hyundai Motor Co. (Automobiles)	142,221	28,852,641
JD.com, Inc., Class A* (Internet & Direct Marketing Retail)	932,250	41,518,634
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	470,664	7,531,551
Kakao Corp. (Interactive Media & Services)	98,567	38,672,215
Kuaishou Technology* (Media)	5,500	81,581
LG Household & Health Care Ltd. (Personal Products)	25,210	35,057,346
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	6,448,500	40,604,933
Lojas Renner SA (Multiline Retail)	1,567,340	11,954,191
Maruti Suzuki India Ltd. (Automobiles)	151,863	15,001,350
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	10,035	17,857,383
Mr. Price Group Ltd. (Specialty Retail)	674,347	7,716,631
NAVER Corp. (Interactive Media & Services)	140,080	42,976,244
Nestle India Ltd. (Food Products)	128,400	29,949,958
Network International Holdings PLC* (IT Services)	1,547,700	7,276,509
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	181,582	30,414,985
New Oriental Education & Technology Group, Inc.* (Diversified Consumer Services)	80,860	13,516,646
Pinduoduo, Inc. ADR* (Internet & Direct Marketing Retail)	268,660	44,519,649
Ping An Healthcare & Technology Co. Ltd.* (Health Care Technology)	1,349,800	16,774,569
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	3,646,000	43,004,266
Prosus NV (Internet & Direct Marketing Retail)	213,734	24,850,439
Proya Cosmetics Co. Ltd., Class A (Personal Products)	703,471	20,198,399
PT Bank Central Asia TBK (Banks)	12,167,500	29,333,916
Raia Drogasil SA (Food & Staples Retailing)	2,729,100	12,423,143
Rede D'Or Sao Luiz SA (Health Care Providers & Services)	733,000	8,750,439
Rumo SA* (Road & Rail)	4,730,191	17,450,686
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	329,300	24,045,839
Sberbank of Russia PJSC ADR (Banks)	899,842	12,381,826
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	3,987,682	48,759,732
Suzano SA* (Paper & Forest Products)	1,321,800	14,967,512
TAL Education Group ADR* (Diversified Consumer Services)	93,850	7,215,188
TCS Group Holdings PLC GDR (Banks)	337,710	13,930,538
Tencent Holdings Ltd. (Interactive Media & Services)	821,900	71,953,972
Vietnam Dairy Products JSC (Food Products)	1,298,563	5,791,925
Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	411,679	11,288,238
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	5,854,200	16,674,458
Yandex NV Russia, Class A* (Interactive Media & Services)	63,800	3,996,432
Yandex NV US, Class A* (Interactive Media & Services)	173,401	10,861,838
TOTAL COMMON STOCKS
(Cost $1,031,692,639)		1,263,246,770
Foreign Bond (0.0%)NM
India (0.0%)NM
Britannia Industries Ltd., 8.00%, 8/28/22+	11,930,100	172,090
TOTAL FOREIGN BOND
(Cost $166,146)		172,090
TOTAL INVESTMENTS
(Cost $1,031,858,785) — 96.7%		1,263,418,860
Other Net Assets (Liabilities) — 3.3%		42,489,704
NET ASSETS — 100.0%		$1,305,908,564

*	Non-income producing security
+	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
NM	Not meaningful, amount less than 0.05%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2021 (Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Automobiles	$75,895,722	5.8%
Banks	181,797,466	13.8%
Capital Markets	11,989,786	0.9%
Chemicals	16,917,901	1.3%
Diversified Consumer Services	51,146,819	3.9%
Diversified Financial Services	8,779,632	0.7%
Entertainment	8,353,446	0.6%
Food & Staples Retailing	47,944,809	3.6%
Food Products	60,693,496	4.6%
Health Care Providers & Services	24,133,527	1.9%
Health Care Technology	16,774,569	1.3%
Hotels, Restaurants & Leisure	88,670,155	6.8%
Household Products	39,011,938	3.0%
Insurance	43,004,266	3.3%
Interactive Media & Services	168,460,701	13.1%
Internet & Direct Marketing Retail	160,711,066	12.4%
IT Services	7,276,509	0.6%
Media	81,581	0.0%
Multiline Retail	11,954,191	0.9%
Paper & Forest Products	14,967,512	1.1%
Personal Products	55,255,745	4.2%
Pharmaceuticals	7,531,551	0.6%
Real Estate Management & Development	12,448,705	1.0%
Road & Rail	17,450,686	1.3%
Specialty Retail	18,756,577	1.4%
Technology Hardware, Storage & Peripherals	24,045,839	1.8%
Textiles, Apparel & Luxury Goods	40,604,933	3.1%
Transportation Infrastructure	48,759,732	3.7%
Other Net Assets	42,489,704	3.3%
Total	$1,305,908,564	100.0%

The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2021:

	Value	% of Net Assets
Argentina	$17,857,383	1.4%
Brazil	77,535,757	5.9%
China	553,478,260	42.5%
Cyprus	13,930,538	1.1%
Hong Kong	28,034,196	2.1%
India	178,532,530	13.7%
Indonesia	29,333,916	2.2%
Kazakstan	9,310,675	0.7%
Korea, Republic Of	38,672,215	3.0%
Mexico	29,163,809	2.2%
Netherlands	24,850,439	1.9%
Peru	10,876,075	0.8%
Philippines	12,448,705	1.0%
Poland	8,353,446	0.6%
Russia	38,280,042	2.9%
Saudi Arabia	13,416,899	1.0%
South Africa	23,421,476	1.8%
South Korea	130,932,070	10.0%
Thailand	11,921,995	0.9%
United Arab Emirates	7,276,509	0.6%
Vietnam	5,791,925	0.4%
Other Net Assets	42,489,704	3.3%
Total	$1,305,908,564	100.0%

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